RELATED PARTY TRANSACTIONS - Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 29, 2020	Feb. 28, 2019	Feb. 28, 2018
RELATED PARTY TRANSACTIONS
Services fees	$ 6,350	$ 1,888	$ 880
Other revenue	4,113	1,374	1,016
Purchase of equipment	$ 120	1,068	947
Disposal gain		$ 760	$ 3,044